Dear Fellow Shareholders:

  Inasmuch as stock prices, as measured by the performance of the S&P 500 Index, have doubled in the past three years, our expectations for the market and Northeast Investors Growth Fund at the beginning of this year were, as best, hesitant and modest. Given these moderate expectations, therefore, our June 30 results were both pleasing and somewhat breathtaking. The Fund's total return during the first six months of 1998 was 21.5%, exceeding both the 17.7% for the S&P 500 and the 14.1% for the Dow Jones Industrial Average.

  During this period, we have been fully invested at all times and on occasion even more than fully invested, through the use of a modest amount of borrowed money. The major investment focus continues to be with a number of regional banks, with a solid representation among technology companies, and drug and health care companies. Investments within these broad categories have been outstanding and have helped propel the Fund's overall performance. About the only complaint we have for the first six months of 1998 has been the weather--unseasonably wet here in the Northeast.

  The Fund was favorably mentioned in The Wall Street Journal of April 21, 1998 as one of the 65 best out of a total of 5,174 stock mutual funds. We were selected after passing a number of criteria including performance, no-load, low turnover, and continuity of management. On June 11, we made a five-cent per share capital gain distribution. Since December 1997, net assets in the Fund have grown 41% to $153,278,000. The expense ratio has further declined to 0.91% annualized as of June 30, 1998.

  As of this writing, the Fund has assets totalling $173,005,000, an increase of 12.9% since June 30, 1998. As we move into the second half of the year, our tactics remain the same. We have been adding to our current investments, trying to take advantage of occasional dips in market values. We continue to maintain a fully invested stance in what is essentially a blue-chip list of the best there is, in our opinion, in corporate America today.

  As set forth on page two, new money coming into the Fund was added to approximately 30 existing holdings. Fifteen investments were eliminated in their entirety; 14 new investments were added. With this report, we record investments in 83 different companies. We have investment representation in the Internet through Microsoft and America Online and now a modest, but growing in value, presence in Amazon.com.

  It bears repeating that ours is a long-term approach to investing where we will maintain positions with the market leaders--dominant players in growing fields of endeavor. Our top 10 holdings, page two, demonstrate this philosophy. As the Fund has attracted new shareholders, and grown in size, we have been able to look at a few more companies and gradually expand the number of investments. This should give the Fund further stability in the coming months.

  As in the past, I encourage shareholders to contact me with any questions regarding the Fund at any time. For those of you reading this report for the first time, we hope you will join us in this endeavor as well.

  Again, we are delighted with the results of the past three and a half years. In fact, we are delighted with the Fund since its inception in 1980.

                                Most sincerely,

                                /s/ William A. Oates, Jr.
                                --------------------------
                                William A. Oates, Jr.
                                President
July 22, 1998
-------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

 Portfolio Transactions (unaudited)

January 1, 1998 - June 30, 1998
--------------------------------------------------------------------------------
Additions to Existing Holdings

                                            Additions    Now Own
--------------------------------------------------------------------------------
*America Online, Inc.                       25,800        36,400
 American Express Company                    7,200        16,300
*American Home Products Corp.               17,400        29,200
 BankBoston Corporation                     60,000       120,000
 Cabot Corporation                          15,000        33,000
 Chase Manhattan Corporation                14,700        21,200
 Chevron Corporation                         2,700        26,700
 Chubb Corporation                          12,700        27,700
 Cisco Systems, Inc.                         8,300        36,500
 Coca-Cola Company                          16,500        30,500
 Eli Lilly & Company                         5,900        34,300
*Fifth Third Bancorp                        14,375        39,125
 First Palm Beach Bancorp                   18,250        45,650
 Fleet Financial Group, Inc.                 7,400        29,800
 Fort James Corporation                      7,700        22,400
 General Electric Company                   12,400        51,400
 General Motors Corporation                  6,900        10,600
 Glaxo Wellcome PLC-Spons ADR                8,000        19,900
 Home Depot, Inc.                            5,300        16,925
 Johnson & Johnson                           2,700        19,700
*Lucent Technologies, Inc.                  26,700        46,400
 Mellon Bank Corporation                    22,500        51,900
 Merck & Company, Inc.                       9,800        23,400
 Minnesota Mining & Mfg.Company              4,000        10,000
 Monsanto Company                            4,400        19,500
 Morgan Stanley Dean Witter & Co.            3,600        15,810
 National Bancorp of Alaska, Inc.           21,750        29,000
 Pfizer, Inc.                               10,000        47,150
*Pioneer Hi-Bred International, Inc.        53,500        63,500
 Quaker Oats Company                         4,000        20,050
 Riggs National Corporation                  7,000        48,000
 Saville Systems Ireland Spons ADR           4,600        19,200
 State Street Corporation                    9,700        38,200
*St. Paul Companies, Inc.                   14,800        22,600
 Time Warner, Inc.                          19,000        50,500
*Warner Lambert Company                     31,250        46,875
*Washington Mutual, Inc.                    15,350        32,950
 Zions Bancorporation                        8,500        48,500

 *Includes additional shares resulting from stock split

New Holdings

                                                         Now Own
--------------------------------------------------------------------------------
 Amazon.com, Inc.                                         15,800
 Bristol Myers Squibb Company                             14,700
 Cabot Industrial Trust                                   42,900
 CVS Corporation                                          27,400
 Dell Computer Corporation                                21,700
 Donaldson, Lufkin & Jenrette, Inc.                       15,000
 Entremed, Inc.                                           18,200
 J P Morgan & Company                                     17,000
 McGraw-Hill Companies, Inc.                              14,300


--------------------------------------------------------------------------------
  Portfolio Transactions (unaudited)

January 1, 1998 - June 30, 1998
--------------------------------------------------------------------------------
New Holdings (continued)

                                                         Now Own
--------------------------------------------------------------------------------
Ohio Casualty Corporation                                 24,200
Polaris Industries, Inc.                                  15,700
Staples, Inc.                                             35,000
Wal-Mart Stores, Inc.                                     17,100
WestPoint Stevens, Inc.                                   12,000

Eliminations/Reductions of Holdings

                                            Sold         Now Own
--------------------------------------------------------------------------------
AT&T Corporation                            23,100             0
Baker Hughes, Inc.                          10,900             0
Bell & Howell Company                       17,500             0
Beneficial Corporation                       6,400         7,000
Boston Scientific Corporation                8,900         8,000
Compaq Computer Corporation                  8,000             0
Diebold, Inc.                               12,950             0
Eastman Kodak Company                        7,500             0
First Data Corporation                      18,700             0
Hewlett-Packard Company                      4,000        15,900
Ionics, Inc.                                11,700             0
Isis Pharmaceuticals, Inc.                  20,000             0
Mirage Resorts, Inc.                        16,500             0
Motorola, Inc.                               8,000             0
Sealed Air Corporation                      10,900             0
Sun MicroSystems, Inc.                      28,400             0
Thermo Electron Corporation                 12,000             0
V. F. Corporation                           15,200             0


  Ten Largest Investment Holdings
  June 30, 1998 (unaudited)

                                                         Percent
                                            Market        of Net
                                             Value        Assets
--------------------------------------------------------------------------------
BankBoston Corporation                  $6,675,000          4.4%
Pfizer, Inc.                             5,124,616          3.3%
Microsoft Corporation                    5,071,950          3.3%
General Electric Company                 4,677,400          3.1%
Time Warner, Inc.                        4,314,594          2.8%
Lucent Technologies, Inc.                3,859,900          2.5%
America Online, Inc.                     3,858,400          2.5%
Walt Disney Company                      3,782,250          2.5%
Mellon Bank Corporation                  3,613,537          2.4%
Cisco Systems, Inc.                      3,360,281          2.2%


  Average Annual Total
  Return (unaudited)

One year ended June 30, 1998                              37.37%
Five years ended June 30, 1998                            24.08%
Ten years ended June 30, 1998                             18.76%


-------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

  Schedule of Investments
  June 30, 1998 (unaudited)

Common Stocks

                                                                                                Market         Percent of
                                                                        Number of                Value                Net
Name of Issuer                                                             Shares             (Note B)             Assets
---------------------------------------------------------------------------------------------------------------------------
Automobile & Truck
---------------------------------------------------------------------------------------------------------------------------
   General Motors Corporation.....................                         10,600          $   708,212                .5%

Banks
---------------------------------------------------------------------------------------------------------------------------
   BankBoston Corporation* .......................                        120,000            6,675,000
   Chase Manhattan Corporation ..................                          21,200            1,600,600
   Fifth Third Bancorp...........................                          39,125            2,464,875
   First American Corporation....................                          26,400            1,270,500
   First Palm Beach Bancorp......................                          45,650            1,985,775
   First Security Corporation....................                          79,875            1,709,824
   Fleet Financial Group, Inc....................                          29,800            2,488,300
   J P Morgan & Company..........................                          17,000            1,990,062
   Mellon Bank Corporation.......................                          51,900            3,613,537
   National Bancorp of Alaska, Inc...............                          29,000              895,375
   Riggs National Corporation....................                          48,000            1,402,500
   Washington Mutual, Inc........................                          32,950            1,431,266
   Zions Bancorporation..........................                          48,500            2,576,563
                                                                                            ----------
                                                                                            30,104,177              19.6%
Biotechnology
---------------------------------------------------------------------------------------------------------------------------
   Entremed, Inc.^...............................                          18,200              605,150
   Pioneer Hi-Bred International, Inc............                          63,500            2,627,313
                                                                                            ----------
                                                                                             3,232,463               2.1%
Chemical
---------------------------------------------------------------------------------------------------------------------------
   Cabot Corporation.............................                          33,000            1,066,312
   Monsanto Company..............................                          19,500            1,089,563
                                                                                            ----------
                                                                                             2,155,875               1.4%
Clothing
---------------------------------------------------------------------------------------------------------------------------
   WestPoint Stevens, Inc.^......................                          12,000              396,000                .3%

Computer & Data Processing
---------------------------------------------------------------------------------------------------------------------------
   Dell Computer Corporation^....................                          21,700            2,014,031
   Hewlett-Packard Company.......................                          15,900              952,012
   IBM Corporation...............................                          11,800            1,354,787
                                                                                            ----------
                                                                                             4,320,830               2.8%

--------------------------------------------------------------------------------

Northeast Investors Growth Fund
-------------------------------------------------------------------------------
Common Stocks -- continued

                                                                                                Market         Percent of
                                                                        Number of                Value                Net
Name of Issuer                                                             Shares             (Note B)             Assets
-------------------------------------------------------------------------------------------------------------------------

Computer Software & Services
-------------------------------------------------------------------------------------------------------------------------
   America Online, Inc.^.........................                          36,400          $ 3,858,400
   Microsoft Corporation^*.......................                          46,800            5,071,950
   Parametric Technology Corporation^............                          36,200              981,925
   Saville Systems Ireland Spons ADR^............                          19,200              962,400
                                                                                            ----------
                                                                                            10,874,675               7.1%
Cosmetics & Toiletries
-------------------------------------------------------------------------------------------------------------------------
   Gillette Company*.............................                          52,200            2,959,087               1.9%

Diversified Operations
-------------------------------------------------------------------------------------------------------------------------
   General Electric Company......................                          51,400            4,677,400
   Triarc Companies^.............................                          40,500              888,469
                                                                                            ----------
                                                                                             5,565,869               3.6%
Drug Stores
-------------------------------------------------------------------------------------------------------------------------
   CVS Corporation...............................                          27,400            1,066,887                .7%

Electronics
-------------------------------------------------------------------------------------------------------------------------
   Cisco Systems, Inc.^..........................                          36,500            3,360,281
   Intel Corporation.............................                          37,400            2,772,275
   Lucent Technologies, Inc......................                          46,400            3,859,900
                                                                                            ----------
                                                                                             9,992,456               6.5%
Entertainment
-------------------------------------------------------------------------------------------------------------------------
   Carnival Corporation..........................                          29,800            1,180,825
   Time Warner, Inc..............................                          50,500            4,314,594
   Walt Disney Company*..........................                          36,000            3,782,250
                                                                                            ----------
                                                                                             9,277,669               6.1%
Financial Services
-------------------------------------------------------------------------------------------------------------------------
   American Express Company......................                          16,300            1,858,200
   Beneficial Corporation........................                           7,000            1,072,313
   Donaldson, Lufkin, & Jenrette, Inc............                          15,000              762,187
   Eaton Vance Corporation.......................                          61,700            2,857,481
   H&R Block, Inc................................                          10,200              429,675
   Morgan Stanley Dean Witter & Co...............                          15,810            1,444,639
   Paine Webber Group, Inc.......................                          34,500            2,654,900
   State Street Corporation......................                          38,200            1,479,188
                                                                                            ----------
                                                                                            12,558,583               8.2%

--------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------
Common Stocks -- continued

                                                                                                Market         Percent of
                                                                        Number of                Value                Net
Name of Issuer                                                             Shares             (Note B)             Assets
-------------------------------------------------------------------------------------------------------------------------

Food & Beverage
-------------------------------------------------------------------------------------------------------------------------
   Coca-Cola Company.............................                          30,500          $ 2,607,750
   Pepsico, Inc..................................                          30,000            1,235,625
   Quaker Oats Company...........................                          20,050            1,101,497
                                                                                            ----------
                                                                                             4,944,872               3.2%
Health Care
-------------------------------------------------------------------------------------------------------------------------
   American Home Products Corporation............                          29,200            1,511,100
   Johnson & Johnson.............................                          19,700            1,452,875
   Warner Lambert Company........................                          46,875            3,251,953
                                                                                            ----------
                                                                                             6,215,928               4.1%
Household Products
-------------------------------------------------------------------------------------------------------------------------
   Procter & Gamble Company*.....................                          29,000            2,640,813               1.7%

Industrial Services & Manufacturing
-------------------------------------------------------------------------------------------------------------------------
   Caterpillar, Inc..............................                          23,000            1,216,125
   Minnesota Mining & Manufacturing Company......                          10,000              821,875
                                                                                            ----------
                                                                                             2,038,000               1.3%
Insurance
-------------------------------------------------------------------------------------------------------------------------
   American International Group, Inc.............                          14,025            2,047,650
   Chubb Corporation.............................                          27,700            2,226,387
   General Re Corporation........................                          11,100            2,844,375
   Ohio Casualty Corporation.....................                          24,200            1,070,850
   St. Paul Companies, Inc.......................                          22,600              950,612
                                                                                            ----------
                                                                                             9,139,874               6.0%
Medical Supplies
-------------------------------------------------------------------------------------------------------------------------
   Boston Scientific Corporation^................                           8,000              573,000
   Medtronic, Inc................................                          23,800            1,517,250
                                                                                            ----------
                                                                                             2,090,250               1.4%
Office Equipment
-------------------------------------------------------------------------------------------------------------------------
   Staples, Inc.^................................                          35,000            1,012,813
   Xerox Corporation.............................                          20,400            2,073,150
                                                                                            ----------
                                                                                             3,085,963               2.0%
Oil & Gas Exploration
-------------------------------------------------------------------------------------------------------------------------

   Schlumberger Ltd..............................                          11,800              806,088                .5%

Paper & Forest Products
-------------------------------------------------------------------------------------------------------------------------
   Fort James Corporation........................                          22,400              996,800                .7%


--------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------
Common Stocks -- continued

                                                                                                Market         Percent of
                                                                        Number of                Value                Net
Name of Issuer                                                             Shares             (Note B)             Assets
-------------------------------------------------------------------------------------------------------------------------

Petroleum, Coal & Gas
-------------------------------------------------------------------------------------------------------------------------
   Chevron Corporation...........................                          26,700          $ 2,217,769
   Mobil Corporation.............................                           7,000              536,375
   Royal Dutch Petroleum Company ................                          40,000            2,192,500
                                                                                             ---------
                                                                                             4,946,644               3.2%
Pharmaceuticals
-------------------------------------------------------------------------------------------------------------------------
   Abbott Laboratories...........................                          20,400              833,850
   Astra AB Spons ADR A..........................                          33,466              686,053
   Bristol Myers Squibb Company..................                          14,700            1,689,581
   Eli Lilly & Company...........................                          34,300            2,265,944
   Glaxo Wellcome PLC-Spons ADR..................                          19,900            1,190,269
   Merck & Company, Inc.*........................                          23,400            3,129,750
   Pfizer, Inc.*.................................                          47,150            5,124,616
                                                                                             ---------
                                                                                            14,920,063               9.7%
Publishing & Printing
-------------------------------------------------------------------------------------------------------------------------
   Dow Jones & Company, Inc......................                          16,900              942,175
   McGraw-Hill Companies, Inc. ..................                          14,300            1,166,344
   New York Times Company - Class A..............                          17,500            1,386,875
                                                                                             ---------
                                                                                             3,495,394               2.3%
Real Estate
-------------------------------------------------------------------------------------------------------------------------
   Cabot Industrial Trust........................                          42,900              927,712
   Crescent Real Estate Equities Company.........                          15,750              529,594
                                                                                             ---------
                                                                                             1,457,306               1.0%
Recreation & Leisure
-------------------------------------------------------------------------------------------------------------------------
   Polaris Industries, Inc.......................                          15,700              590,713                .4%

Retail
-------------------------------------------------------------------------------------------------------------------------
   Amazon.com, Inc.^.............................                          15,800            1,576,050
   Home Depot, Inc. .............................                          16,925            1,405,833
   Wal-Mart Stores, Inc. ........................                          17,100            1,038,825
                                                                                             ---------
                                                                                             4,020,708               2.6%
                                                                                                                   ------
        Total Common Stocks (Cost-$86,453,812)........................................... $154,702,199             100.9%
                                                                                          ============             ======

* Pledged to collateralize short-term borrowings (See Note F)
^ Non-income producing
  ADR stands for American Depository Receipt representing ownership of foreign securities.

--------------------------------------------------------------------------------
Page 6 The accompanying notes are an integral part of the financial statements.

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited)
--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments--at market value
  (cost $86,453,812)--Notes B & D..        $154,602,199
Dividends and interest receivable..             148,831
Receivable for shares of beneficial
  interest sold....................             707,528
                                           ------------
      Total Assets ................         155,458,558

Liabilities
--------------------------------------------------------------------------------
Short-term Borrowings--Note G......           2,054,942
Payable for shares of beneficial interest
  repurchased .....................              10,990
Accrued expenses...................              46,149
Accrued investment advisory fee--
  Note C ..........................              67,417
Other Payables.....................               1,140
      Total Liabilities ...........           2,180,639
                                            -----------
Net Assets.........................        $153,277,919
                                           ============
Net Assets Consist of--Note B:
Capital paid-in....................        $ 84,628,440
Undistributed net investment
  income ..........................             141,795
Accumulated net realized gain
  on investments ..................             359,297
Net unrealized appreciation of
  investments......................          68,148,387
                                           ------------

Net Assets, for 7,983,857 shares
  outstanding .....................        $153,277,919
                                           ============
Net Asset Value, offering price
  and redemption price per share
  ($153,277,919/7,983,857 shares)..              $19.20
                                                 ======

Statement of Operations (unaudited)
--------------------------------------------------------------------------------
Six Months Ended June 30, 1998
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------

Dividends.......................................                $782,974
Interest........................................                   7,333
                                                                --------
      Total Income .............................                 790,307

Expenses
--------------------------------------------------------------------------------
Investment advisory fee --
  Note C...........................      $363,135
Administrative expenses
  and salaries.....................        86,958
Interest--Note G...................        61,698
Printing, postage
  and stationery ..................        33,890
Auditing fees......................        23,327
Computer and
  related expenses.................        20,370
Custodian fees.....................        15,166
Legal fees.........................        15,130
Registration and
  filing fees......................         9,281
Trustee fees--Note C...............         4,000
Insurance..........................           575
Other expenses.....................        14,982
                                         --------
    Total Expenses.................                              648,512
                                                                --------
    Net Investment Income..........                              141,795
                                                                --------

Realized and Unrealized Gain
on Investment--Note B:
--------------------------------------------------------------------------------
Net realized gain from investment
  transactions...................................              1,068,966
Change in unrealized appreciation
  of investments.................................             23,206,696
                                                             -----------
Net Gain on Investments..........................             24,275,662
                                                             -----------
Net Increase in Net Assets
  Resulting from Operations......................            $24,417,457
                                                             ===========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements. Page 7

Northeast Investors Growth Fund
--------------------------------------------------------------------------------
Statement of Changes
in Net Assets (unaudited)

                                                                                Six Months Ended
                                                                                 June 30, 1998                 Year Ended
                                                                                  (unaudited)               December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------

Increase in Net Assets
From Operations:
  Net investment income....................................................       $    141,795                  $    353,060
  Net realized gain from investment transactions...........................          1,068,966                     4,479,634
  Change in unrealized appreciation of investments.........................         23,206,696                    20,578,841
                                                                                   -----------                   -----------
      Net Increase in Net Assets Resulting from
      Operations...........................................................         24,417,457                    25,411,535

Distributions to Shareholdedrs:
  From net investment income...............................................             --                          (354,587)
  From net realized gains on investments...................................           (388,393)                   (4,924,443)
                                                                                   -----------                   -----------
      Total Distributions..................................................           (388,393)                   (5,279,030)

From Net Fund Share Transactions--Note E...................................         20,659,202                    28,182,395
                                                                                   -----------                   -----------
      Total Increase in Net Assets.........................................         44,688,266                    48,314,900

Net Assets:
Beginning of Period........................................................        108,589,653                    60,274,753
                                                                                   -----------                   -----------
End of Period (including undistributed net investment income
  of $141,795 and $0, respectively)........................................       $153,277,919                  $108,589,653
                                                                                  ============                  ============

--------------------------------------------------------------------------------
Page 8  The accompanying notes are an integral part of the financial statements.

Northeast Investors Growth Fund
--------------------------------------------------------------------------------
Notes to the Financial Statements
for the period ended June 30, 1998 (unaudited)


Note A--Organization
    Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio. The Fund is organized as a Massachusetts business trust.

Note B--Significant Accounting Policies
    Significant accounting policies of the Fund are as follows:
    Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.
    Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.
    Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.
    State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.
    Distribution and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October loss deferrals. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.
    Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.
    Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C--Investment Advisory and Service Contract
    The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John R. Furman and John C. Emery are officers or directors of the Advisor. The compensation of all disinterested Trustees of the Fund is borne by the Fund.

Note D--Purchases and Sales of Investments
    The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $39,584,560 and $13,309,880, respectively, for the six months ended June 30, 1998.

--------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------
Notes to the Financial Statements for the period ended June 30, 1998 - continued (unaudited)

Note E--Shares of Beneficial Interest
    At June 30, 1998, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                                                         Six Months Ended                 Year Ended
                                                                          June 30, 1998                December 31, 1997
                                                                    -------------------------      ------------------------
                                                                    Shares          Amount          Shares         Amount
                                                                  ----------      -----------      ---------     ----------
Shares sold.........................................               2,419,495      $42,537,502      2,382,373    $67,324,344
Shares resulting from 3 for 1 stock split............                                              3,977,737
Shares issued to shareholders in reinvestment of
 distributions from net investment income and
 realized gain from security transactions............                 19,589          359,849        310,254      4,955,941
                                                                  ----------      -----------      ---------     -----------
                                                                   2,439,084       42,897,351      6,670,364     72,280,285
Shares repurchased..................................              (1,312,791)     (22,238,149)    (1,466,724)   (44,097,890)
                                                                  ----------      -----------      ---------    -----------
  Net Increase......................................               1,126,293      $20,659,202      5,203,640    $28,182,395
                                                                  ==========      ===========      =========    ===========

Note F--Repurchase Agreement
    On a daily basis, the Fund invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G--Short-term Borrowings
    Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. The Fund has a total line of credit of $10,000,000 with an unused balance at June 30, 1998 of $7,945,058.

    The following information relates to aggregate short-term borrowings for the six month period ended June 30, 1998:

Average amount outstanding (total of daily outstanding principal balances divided by number of days during the period)........................$1,589,382
Weighted average interest rate (actual interest expense on short-term borrowings divided by average short-term borrowings outstanding)
  (Annualized).............................................................7.28%

Interest expense includes commitment fees of $3,450. Securities with market values aggregating $29,383,467 have been pledged to collateralize short-term borrowings.

Note H--Other Tax Information
    For federal income tax purposes, the cost of investments owned at June 30, 1998 was $86,452,274. At June 30, 1998, gross unrealized appreciation of investments was $68,571,898 and gross unrealized depreciation was $421,973, resulting in net unrealized appreciation of $68,149,925.

--------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------
Financial Highlights

                            Six Months Ended                            Year Ended December 31,
                             June 30, 1998
Per Share Data#               (unaudited)     1997      1996    1995    1994    1993   1992~    1991~    1990~    1989~    1988~
                            --------------   ------    ------  ------  ------  ------  ------  ------   ------   ------   ------
Net asset value:
  Beginning of Period...     $15.84        $12.15    $10.59    $8.13    $8.37   $9.70   $10.37   $7.81    $7.89    $6.09    $5.61
                             ------        ------    ------    -----    -----   -----   ------   -----    -----    -----    -----
Income From Investment
  Operations:
Net investment income...        .02           .06       .05      .07      .06     .07      .07     .09      .09      .08      .09
Net realized and
 unrealized gain (loss)
 on investments.........       3.39          4.46      2.54     2.90     (.07)    .16     (.15)   2.77      .03     1.91      .64
                             ------        ------    ------    -----    -----   -----   ------   -----    -----    -----    -----
Total from investment
  operations............       3.41          4.52      2.59     2.97     (.01)    .23     (.08)   2.86      .12     1.99      .73

Less Distributions:
  Net investment income.        (.0)         (.06)     (.05)    (.07)    (.06)   (.07)    (.07)   (.12)    (.09)    (.09)    (.09)
  Capital gains.........       (.05)         (.77)     (.98)    (.44)    (.17)  (1.49)    (.52)   (.18)    (.11)    (.10)    (.16)
                             ------        ------    ------    -----    -----   -----   ------   -----    -----    -----    -----
Total Distributions.....      (0.05)         (.83)    (1.03)    (.51)    (.23)  (1.56)    (.59)   (.30)    (.20)    (.19)    (.25)
                             ------        ------    ------    -----    -----   -----   ------   -----    -----    -----    -----
Net Asset Value:
 End of Period..........     $19.20        $15.84    $12.15   $10.59    $8.13   $8.37    $9.70  $10.37    $7.81    $7.89    $6.09
                             ======        ======    ======   ======    =====   =====    =====  ======    =====    =====    =====

Total Return............       21.54%       37.28%    24.60%   36.46%    (.07%)  2.44%    (.73%) 36.91%    1.52%   32.73%   12.91%

Ratios & Supplemental Data
Net assets end of
  period (000's omitted)    $153,278      $108,590   $60,275  $48,337  $35,459 $38,694  $42,609 $40,873  $27,189  $27,205  $19,248

Ratio of operating
  expenses to average
  net assets............        .91%**        .97%     1.21%    1.37%    1.53%   1.45%    1.42%   1.50%    1.74%    1.77%    1.74%+

Ratio of interest
 expense to average
 net assets............         .10%**        .03%      .01%      .0%      .0%     .0%      .0%     .0%      .0%      .0%      .0%+
Ratio of net investment
  income to average
  net assets............        .32%**        .45%      .47%     .74%     .74%    .62%     .71%   1.02%    1.19%    1.11%    1.25%+
Portfolio turnover rate.      20.78%**      16.36%    25.27%   26.53%   25.55%  35.14%   28.91%  15.63%   37.18%   22.97%   15.83%

** Ratios are annualized.

 + During 1988 the investment advisor waived a portion of its fee. Had the waiver not been made the ratios of operating expenses to average net assets and net investment income to average net assets would have been 1.99% and 1.00%, respectively.

 ~ Audited by other auditors.

  # All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 for 1 stock split effective September 25, 1997.

--------------------------------------------------------------------------------

Trustees
--------------------------------------------------------------------------------
William A. Oates, Jr.            John R. Furman
Ernest E. Monrad                 John C. Emery
Robert B. Minturn, Jr.

Officers
--------------------------------------------------------------------------------
William A. Oates, Jr., President
Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Jr., Vice President & Clerk
Gordon C. Barrett, Vice President & Treasurer
Bruce H. Monrad, Vice President
Richard J. Semple, Vice President

Investment Advisor
--------------------------------------------------------------------------------
Northeast Management & Research Company, Inc.
    50 Congress Street
    Boston, Massachusetts 02109

Custodian
--------------------------------------------------------------------------------
Investors Bank & Trust Company
    200 Clarendon Street
    Boston, Massachusetts 02205

Legal Counsel
--------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
  and Popeo, P.C.
    One Financial Center
    Boston, Massachusetts 02111

Transfer Agent
--------------------------------------------------------------------------------
Northeast Investors Growth Fund
    50 Congress Street
    Boston, Massachusetts 02109

Independent Accountants
--------------------------------------------------------------------------------
PricewaterhouseCoopers L.L.P.
    One Post Office Square
    Boston, Massachusetts 02109

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by

                        Northeast Investors Growth Fund
                               50 Congress Street
                          Boston, Massachusetts 02109
                                 (800) 225-6704
                                 (617) 523-3588

The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Fund section of most major newspapers under several abbreviations including: NE Inv GR, NE Investors.

                                   NORTHEAST
                                INVESTORS GROWTH
                                      FUND
                                 A NO-LOAD FUND

                                   [NE LOGO]

                               Semi-Annual Report
--------------------------------------------------------------------------------
                            For the Six Months Ended
--------------------------------------------------------------------------------
                                  June 30, 1998